Other investments (Details) DKK in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK	Dec. 31, 2016 DKK
Other investments
Other investments	$ 1.5	DKK 9,312	DKK 0
Ownership percentage	0.90%	0.90%